DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the Fair Value of Open Foreign Exchange Contracts
Foreign exchange forward and		December 31,
options contracts	Balance sheet	2015	2014

Fair value of foreign exchange hedge transactions	Other receivables and prepaid expenses	$104	$41
Fair value of foreign exchange hedge transactions	Accrued expenses	(149)	(1,497)

Total derivatives designated as hedging instruments		$(45)	$(1,456)